Accounts Payables and Accrued Expenses - Schedule of Accounts Payables and Accrued Expenses (Details) - USD ($)	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable	$ 935,432		$ 841,334		$ 1,425,281
Accrued payroll	186,063		181,452		150,709
Accrued vacation	18,757				93,477
Accrued professional fees	257,994		296,518		318,379
Accrued board members fees	125,187		143,108		31,500
Accrued rent expense	307,769		618,120		284,999
Sales taxes payable	224,717	[1]	297,160	[1]	355,692	[2]
Accrued interest	647,173		433,494		24,275
Accrued interest, related parties	1,795
Other accrued expenses	15,711		76,194		25,881
Accounts payables and accrued expenses	$ 2,720,598		$ 2,887,380		$ 2,710,193

[1]	See Note 13 - Commitments and Contingencies -Taxes for detailed related to delinquent sales taxes.
[2]	See Note 16 - Commitments and Contingencies - Taxes for detailed related to delinquent sales taxes.